Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 13, 2012 to the

Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust,

dated April 2, 2012 (as revised June 1, 2012) (as supplemented thereafter)

Disclosure Relating to Allianz AGIC Ultra Micro Cap Fund (the “Fund”)

Within the Fund Summary relating to the Fund, the first two sentences in the subsection entitled “Principal Investment Strategies” are hereby deleted and replaced with the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of ultra micro-cap companies. The Fund currently defines ultra micro-cap companies as those with market capitalizations less than two times the weighted average of the Russell Microcap Growth Index, i.e., capitalizations less than $706 million as of November 30, 2012. Under normal market conditions, the Fund expects to maintain a weighted average market capitalization below that of the Russell Microcap Growth Index ($353 million as of November 30, 2012).

Corresponding changes are hereby made to the subsection entitled “Principal Investments and Strategies of Each Fund—Allianz AGIC Ultra Micro Cap Fund.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 13, 2012 to the

Statutory Prospectus for Institutional Class and Class P Shares of Allianz Funds Multi-Strategy Trust,

dated April 2, 2012 (as revised June 1, 2012) (as supplemented thereafter)

Disclosure Relating to Allianz AGIC Ultra Micro Cap Fund (the “Fund”)

Within the Fund Summary relating to the Fund, the first two sentences in the subsection entitled “Principal Investment Strategies” are hereby deleted and replaced with the following:

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of ultra micro-cap companies. The Fund currently defines ultra micro-cap companies as those with market capitalizations less than two times the weighted average of the Russell Microcap Growth Index, i.e., capitalizations less than $706 million as of November 30, 2012. Under normal market conditions, the Fund expects to maintain a weighted average market capitalization below that of the Russell Microcap Growth Index ($353 million as of November 30, 2012).

Corresponding changes are hereby made to the subsection entitled “Principal Investments and Strategies of Each Fund—Allianz AGIC Ultra Micro Cap Fund.”

Please retain this Supplement for future reference.